UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22392

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue,

New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the period March 1, 2019 (commencement of investment operations) through October 31, 2019. The total returns for Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended October 31, 2019	For the Period March 1, 2019 (commencement of investment operations) through October 31, 2019
Cohen & Steers Preferred Securities and Income SMA Shares	8.19%	10.77%
Blended Benchmark—75% ICE BofAML US IG Institutional Capital Securities Index / 25% Bloomberg Barclays Developed Market Contingent Capital Index[a]	7.17%	10.30%
S&P 500 Index[a]	4.16%	9.72%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Shareholders should be aware that the Fund is managed within the context of separately managed account programs and not with the objective of matching or exceeding the Fund’s stated indexes, which are used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated indexes are not likely to be meaningful. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account (“SMA”) program or fees paid to the investment advisor for SMA advisory services. Such fees are paid directly or indirectly by the SMA program sponsor to the investment advisor. The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]

The ICE BofAML US IG Institutional Capital Securities Index tracks the performance of US dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the US domestic market. The Bloomberg Barclays Developed Market Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. Benchmark returns are shown for comparative purposes only and may not be representative of the Fund’s portfolio.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Market Review

The preferred and capital securities market advanced in the period starting March 1, 2019 (commencement of investment operations) and ending October 31, 2019. The period was generally positive for financial markets as many central banks stepped up efforts to support the slowing global economy, cutting interest rates and infusing markets with additional liquidity. Geopolitical factors added to the economic uncertainty, including ongoing trade tensions between the U.S., China and Europe, street protests in Hong Kong and intense political volatility in the U.K. ahead of the country’s shifting deadlines to exit the European Union.

In response, global bond yields declined sharply, with the U.S. 10-year Treasury yield falling below 2% to its lowest level since 2016 and many European government bonds trading at negative yields. Declining interest rates were generally supportive for preferred securities, which outperformed high-yield bonds and were competitive with investment-grade corporate bonds and Treasuries.

Fund Performance

The Fund had a positive total return for the period from March 1, 2019 (commencement of investment operations) through October 31, 2019 and outperformed its blended benchmark.

The utilities sector was a solid performer, aided by a decline in bond yields in the period. Security selection in utilities aided the Fund’s relative return; contributors included an overweight in an issue from Italian energy distribution company Enel that rallied amid signs that the country was emerging from economic recession. Security selection in the insurance sector also helped performance, in part due to an out-of-benchmark allocation to an issue from Netherlands-based Aegon that had a sizable gain.

Banks, a major issuer of preferred securities, performed in line with the broad preferreds market. Earnings reports for large U.S. banks in the period showed that capital levels remained strong and non-performing loans were still minimal. While European bank earnings have been under some pressure from low/negative interest rates, issuers have likewise remained strong from a credit standpoint based on capital and leverage ratios. Security selection in the banking sector detracted from the Fund’s relative performance, in part because the Fund did not own an issue from HSBC that outperformed and had a security from Spanish company BBVA that modestly declined.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts did not have a material impact on the Fund’s total return during the period from March 1, 2019 (commencement of investment operations) through October 31, 2019.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Performance Review (Unaudited)

Growth of a $10,000 Investment

Average Annual Total Returns—For Period Ended October 31, 2019

	1 Year	5 Years	10 Years	Since Inception[b]
Fund	—	—	—	10.77%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. Total return assumes the reinvestment of all dividends and distributions at NAV. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Performance Review (Unaudited)—(Continued)

The annualized expense ratio as disclosed in the prospectus dated March 1, 2019, was 0.00%. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]

The comparative indexes are not adjusted to reflect expenses or other fees that the U.S. Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. The Fund’s performance assumes the reinvestment of all dividends and distributions at NAV. For more information, including charges and expenses, please read the prospectus carefully before you invest.

[b]	Commencement of investment operations is March 1, 2019.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019—October 31, 2019.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period[a] May 1, 2019— October 31, 2019
Actual (8.19% return)	$1,000.00	$1,081.90	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,025.21	$0.00

[a]

Expenses are equal to the Fund’s annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

October 31, 2019

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79	$1,776,661	2.7
AXA SA, 6.379% to 12/14/36, 144A (France)	1,664,733	2.5
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)	1,663,850	2.5
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58	1,616,532	2.4
Invesco Preferred ETF	1,567,327	2.3
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9	1,555,152	2.3
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77, Series E	1,455,724	2.2
Bank of America Corp., 5.875% to 3/15/28, Series FF	1,343,527	2.0
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)	1,334,286	2.0
Wells Fargo & Co., 5.25%, Series P	1,141,117	1.7

[a]

Top ten holdings (excluding short-term investments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value
EXCHANGE-TRADED FUNDS	2.4%
Invesco Preferred ETF		104,628	$1,567,327

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$1,572,561)			1,567,327

PREFERRED SECURITIES—$25 PAR VALUE	8.4%
BANKS	2.6%
Northern Trust Corp., 4.70%, Series Ea		23,200	582,900
Wells Fargo & Co., 5.25%, Series Pa		45,050	1,141,117

			1,724,017

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	1.3%
Apollo Global Management, Inc., 6.375%, Series Aa		10,309	271,848
Apollo Global Management, Inc., 6.375%, Series Ba		9,575	257,855
Oaktree Capital Group LLC, 6.625%, Series Aa		13,336	359,672

			889,375

INSURANCE—MULTI-LINE—FOREIGN	0.9%
Aegon Funding Corp. II, 5.10%, due 12/15/49 (Netherlands)		22,325	575,092

PIPELINES	2.4%
Energy Transfer Operating LP, 7.60% to 5/15/24, Series Ea,b		21,925	554,264
Energy Transfer Operating LP, 7.625% to 8/15/23, Series Da,b		43,000	1,061,240

			1,615,504

REAL ESTATE—SPECIALTY	0.1%
Brookfield Property Partners LP, 6.375%, Series A2[a]		2,000	54,860

UTILITIES	1.1%
South Jersey Industries, Inc., 5.625%, due 9/16/79		18,000	471,780
Spire, Inc., 5.90%, Series Aa		10,100	273,306

			745,086

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,546,608)			5,603,934

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	82.2%
BANKS	16.0%
Bank of America Corp., 5.125% to 6/20/24, Series JJa,b		$170,000	$179,350
Bank of America Corp., 5.875% to 3/15/28, Series FFa,b		1,221,000	1,343,527
Bank of America Corp., 6.10% to 3/17/25, Series AAa,b		385,000	426,388
Bank of America Corp., 6.25% to 9/5/24, Series Xa,b		495,000	547,824
Bank of America Corp., 6.50% to 10/23/24, Series Za,b		75,000	85,094
BB&T Corp., 4.80% to 9/1/24[a,b]		375,000	382,781
Citigroup, Inc., 5.00% to 9/12/24, Series Ua,b		975,000	1,009,734
Citigroup, Inc., 5.90% to 2/15/23[a,b]		395,000	417,995
Citigroup, Inc., 5.95% to 5/15/25, Series Pa,b		735,000	787,078
Citigroup, Inc., 6.25% to 8/15/26, Series Ta,b		200,000	225,671
Corestates Capital III, 2.728% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)[c,d]		230,000	217,373
First Union Capital II, 7.95%, due 11/15/29, Series A		23,000	31,478
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series Oa,b		350,000	375,060
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Qa,b		515,000	551,539
Goldman Sachs Group, Inc./The, 5.786% (3 Month US LIBOR + 3.884%), Series L (FRN)[a,d]		640,000	642,528
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FFa,b		440,000	457,437
JPMorgan Chase & Co., 5.406% (3 Month US LIBOR + 3.47%), Series I (FRN)[a,d]		95,000	95,714
JPMorgan Chase & Co., 6.00% to 8/1/23, Series Ra,b		400,000	429,614
JPMorgan Chase & Co., 6.10% to 10/1/24, Series Xa,b		155,000	170,273
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sa,b		225,000	252,177
M&T Bank Corp., 5.00% to 8/1/24, Series Ga,b		125,000	130,781
SunTrust Banks, Inc., 5.125% to 12/15/27, Series Ha,b		420,000	429,303
US Bancorp., 5.30%, Series Ja,b		200,000	215,440
Wells Fargo & Co., 5.875% to 6/15/25, Series Ua,b		95,000	105,294
Wells Fargo & Co., 5.889% (3 Month US LIBOR + 3.77%), Series K (FRN)[a,d]		326,000	330,483
Wells Fargo Capital X, 5.95%, due 12/15/36 (TruPS)		700,000	879,246

			10,719,182

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
BANKS—FOREIGN	26.6%
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)[a,b,e]		$600,000	$620,269
Banco Santander SA, 7.50% to 2/8/24 (Spain)[a,b,e,f]		600,000	651,000
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)[a,b,c]		400,000	429,442
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)[a,b,e,f]		200,000	213,863
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)[a,b,e]		200,000	218,393
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)[a,b,c,e]		400,000	450,360
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[a,b,c,e]		600,000	678,513
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)[a,b,c,e]		200,000	210,070
Commerzbank AG, 7.00% to 4/9/25 (Germany)[a,b,e,f]		400,000	414,052
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)[a,b,c,e]		200,000	217,643
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)[a,b,c,e]		800,000	903,966
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)[a,b,c,e]		200,000	240,013
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)[a,b,c,e]		200,000	211,250
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[a,b,e,f]		200,000	213,829
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)[a,b,c,e]		1,000,000	1,088,355
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)[a,b,c,e]		600,000	647,469
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)[a,b,c,e]		400,000	444,488
DNB Bank ASA, 6.50% to 3/26/22 (Norway)[a,b,e,f]		200,000	210,628
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)[a,b,e]		1,000,000	1,059,650
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[a,b,e]		400,000	426,534
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)[a,b,e]		200,000	205,125
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)[a,b,e]		400,000	426,460
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)[a,b,e,f]		200,000	211,500
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)[a,b,c,e]		600,000	632,763
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[a,b,e]		200,000	219,500
Nationwide Building Society, 10.25% (United Kingdom)[a,f]		125,000	263,118
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)[a,b,c,e]		400,000	436,342

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)[a,b]		$125,000	$178,162
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)[a,b,e]		200,000	229,250
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (Sweden)[a,b,e,f]		400,000	401,596
Societe Generale SA, 6.75% to 4/6/28, 144A (France)[a,b,c,e]		400,000	422,360
Societe Generale SA, 7.375% to 9/13/21, 144A (France)[a,b,c,e]		200,000	211,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[a,b,c,e]		600,000	658,179
Societe Generale SA, 8.00% to 9/29/25, 144A (France)[a,b,c,e]		200,000	228,671
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)[a,b,c,e]		400,000	425,500
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[a,b,c,e]		200,000	217,893
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)[a,f]		275,000	392,408
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)[a,b,e,f]		200,000	214,625
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)[a,b,e,f]		400,000	434,700
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)[a,b,e,f]		400,000	447,082
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)[a,b,c,e]		800,000	859,000
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)[a,b,e,f]		200,000	210,755
UniCredit SpA, 7.50% to 6/3/26 (Italy)[a,b,e,f]		200,000	255,214

			17,730,990

ELECTRIC	1.6%
Duke Energy Corp., 4.875% to 9/16/24[a,b]		1,000,000	1,056,625

ELECTRIC—FOREIGN	2.0%
Electricite de France SA, 4.00% to 7/4/24 (France)[a,b,f]		200,000	241,645
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)[a,b,f]		100,000	126,656
Electricite de France SA, 5.25% to 1/29/23, 144A (France)[a,b,c]		300,000	309,965

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)[a,b,f]		$300,000	$384,605
Electricite de France SA, 5.625% to 1/22/24, 144A (France)[a,b,c]		300,000	314,839

			1,377,710

FINANCIAL—INVESTMENT BANKER/BROKER	1.5%
Charles Schwab Corp./The, 5.00% to 12/1/27, Series Fa,b		545,000	559,453
Morgan Stanley, 5.55% to 7/15/20, Series Ja,b		450,000	456,629

			1,016,082

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.3%
General Electric Co., 5.00% to 1/21/21, Series Da,b		884,000	853,926

INSURANCE	20.7%
LIFE/HEALTH INSURANCE	4.8%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)[c]		200,000	265,819
MetLife, Inc., 5.875% to 3/15/28, Series Da,b		110,000	120,055
MetLife, Inc., 6.40%, due 12/15/36		175,000	212,836
MetLife, Inc., 9.25%, due 4/8/38, 144Ac		400,000	583,882
MetLife, Inc., 10.75%, due 8/1/39		250,000	411,601
Provident Financing Trust I, 7.405%, due 3/15/38		145,000	169,881
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44[b]		250,000	266,673
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45[b]		60,000	65,473
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43[b]		100,000	108,562
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42[b]		100,000	108,574
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53[b]		760,000	804,855
Voya Financial, Inc., 6.125% to 9/15/23, Series Aa,b		50,000	53,473

			3,171,684

LIFE/HEALTH INSURANCE—FOREIGN	3.2%
Aegon NV, 5.625% to 4/15/29 (Netherlands)[a,b,e,f]		400,000	499,085
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)[a,b,c]		200,000	218,117
La Mondiale SAM, 4.375% to 4/24/29 (France)[a,b,e,f]		400,000	460,697
M&G PLC, 5.63% to 10/20/31, due 10/20/51 (United Kingdom)[b,f]		500,000	739,468
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)[b,c]		200,000	218,776

			2,136,143

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
MULTI-LINE	5.4%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9[b]		$1,435,000	$1,555,152
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58[b]		1,205,000	1,616,532
Hartford Financial Services Group, Inc./The, 4.283% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)[c,d]		500,000	441,740

			3,613,424

MULTI-LINE—FOREIGN	4.0%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.125% to 6/1/28, due 6/1/48 (Switzerland)[b,f]		600,000	658,435
ASR Nederland NV, 4.625% to 10/19/27 (Netherlands)[a,b,e,f]		200,000	232,540
AXA SA, 6.379% to 12/14/36, 144A (France)[a,b,c]		1,400,000	1,664,733
AXA SA, 8.60%, due 12/15/30 (France)		75,000	108,907

			2,664,615

PROPERTY CASUALTY	1.7%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48[b]		230,000	254,500
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144Ab,c		500,000	580,338
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144Ac		250,000	331,351

			1,166,189

PROPERTY CASUALTY—FOREIGN	1.6%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)[a,b,c]		200,000	223,570
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)[b,f]		200,000	222,304
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)[a,b,f]		200,000	205,050
VIVAT NV, 6.25% to 11/16/22 (Netherlands)[a,b,f]		400,000	401,234

			1,052,158

TOTAL INSURANCE			13,804,213

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.2%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)[b]		110,000	127,461

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
MATERIAL—METALS & MINING—FOREIGN	0.3%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)[b,c]		$200,000	$234,794

PIPELINES	2.2%
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77, Series Eb		1,415,000	1,455,724

PIPELINES—FOREIGN	4.2%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)[b]		530,000	559,956
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)[b]		245,000	263,865
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)[b]		1,555,000	1,663,850
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)[b]		89,000	93,474
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)[b]		220,000	239,034

			2,820,179

UTILITIES	5.6%
ELECTRIC UTILITIES	2.7%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79[b]		1,610,000	1,776,661

ELECTRIC UTILITIES—FOREIGN	2.7%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[b]		1,185,000	1,334,286
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)[b,c]		400,000	472,000

			1,806,286

MULTI-UTILITIES	0.2%
NiSource, Inc., 5.65% to 6/15/23[a,b]		135,000	137,122

TOTAL UTILITIES			3,720,069

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$53,637,267)			54,916,955

CORPORATE BONDS	2.9%
DIVERSIFIED FINANCIAL SERVICES	1.3%
GE Capital International Funding Co. Unlimited Co., 4.418% due 11/15/35		800,000	844,228

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

		Principal Amount	Value
INDUSTRIALS	0.9%
General Electric Co., 5.875%, due 1/14/38, Series MTN		$509,000	$609,723

INSURANCE—LIFE/HEALTH INSURANCE	0.7%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		525,000	471,403

TOTAL CORPORATE BONDS (Identified cost—$1,878,663)			1,925,354

		Shares
SHORT-TERM INVESTMENTS	8.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.74%[g]		5,436,639	5,436,639

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,436,639)			5,436,639

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$68,071,738)	104.1%		69,450,209
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.1)		(2,703,792)

NET ASSETS (Equivalent of $10.74 per share based on 6,212,753 shares of common stock outstanding)	100.0%		$66,746,417

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	2,223,303	USD	2,430,193	11/4/19	$(49,457)
Brown Brothers Harriman	EUR	454,725	USD	498,810	11/4/19	(8,345)
Brown Brothers Harriman	EUR	405,174	USD	451,965	11/4/19	74
Brown Brothers Harriman	GBP	199,751	USD	246,099	11/4/19	(12,648)
Brown Brothers Harriman	USD	258,422	GBP	199,751	11/4/19	326
Brown Brothers Harriman	USD	3,436,414	EUR	3,083,202	11/4/19	2,281
Brown Brothers Harriman	EUR	2,878,699	USD	3,214,283	12/3/19	(2,340)
Brown Brothers Harriman	GBP	776,366	USD	1,005,235	12/3/19	(1,339)
						$(71,448)

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
[b]	Security converts to floating rate after the indicated fixed-rate coupon period.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $15,690,574 which represents 23.5% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	Variable rate. Rate shown is in effect at October 31, 2019.
[e]

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $17,660,182 or 26.5% of the net assets of the Fund.

[f]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $8,706,089 which represents 13.0% of the net assets of the Fund, of which 0.0% are illiquid.

[g]	Rate quoted represents the annualized seven-day yield.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2019

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Country Summary	% of Net Assets
United States	50.2
France	11.7
Switzerland	8.1
United Kingdom	6.5
Canada	6.2
Netherlands	4.4
Italy	2.0
Spain	1.9
Japan	1.0
Sweden	0.9
Australia	0.7
Finland	0.7
Hong Kong	0.6
Germany	0.6
Other	4.5

100.0

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019

ASSETS:
Investments in securities, at value (Identified cost—$68,071,738)	$69,450,209
Cash	2,238,420
Foreign currency, at value (Identified cost—$35,970)	35,967
Receivable for:
Dividends and interest	823,582
Fund shares sold	311,880
Due from investment advisor	17,484
Unrealized appreciation on forward foreign currency exchange contracts	2,681
Other assets	16

Total Assets	72,880,239

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	74,129
Payable for:
Investment securities purchased	5,641,063
Dividends declared	216,936
Fund shares redeemed	70,666
Directors’ fees	804
Other liabilities	130,224

Total Liabilities	6,133,822

NET ASSETS applicable to 6,212,753 shares of $0.001 par value of common stock outstanding	$66,746,417

NET ASSET VALUE PER SHARE:
($66,746,417 ÷ 6,212,753 shares outstanding)	$10.74

NET ASSETS consist of:
Paid-in capital	$64,817,362
Total distributable earnings/(accumulated loss)	1,929,055

$66,746,417

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF OPERATIONS

For the Period March 1, 2019a through October 31, 2019

Investment Income:
Interest income	$556,765
Dividend income	80,502

Total Investment Income	637,267

Expenses:
Professional fees	83,540
Administration fees	30,735
Shareholder reporting expenses	20,219
Registration and filing fees	15,492
Custodian fees and expenses	7,858
Transfer agent fees and expenses	1,682
Directors’ fees and expenses	1,531
Miscellaneous	6,740

Total Expenses	167,797
Reduction of Expenses (See Note 2)	(167,797)

Net Expenses	—

Net Investment Income (Loss)	637,267

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	99,631
Forward foreign currency exchange contracts	60,286
Foreign currency transactions	1,976

Net realized gain (loss)	161,893

Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,378,471
Forward foreign currency exchange contracts	(71,448)
Foreign currency translations	2,469

Net change in unrealized appreciation (depreciation)	1,309,492

Net Realized and Unrealized Gain (Loss)	1,471,385

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,108,652

[a]	Commencement of investment operations.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the Period March 1, 2019[a] through October 31, 2019
Change in Net Assets:
From Operations:
Net investment income (loss)	$637,267
Net realized gain (loss)	161,893
Net change in unrealized appreciation (depreciation)	1,309,492

Net increase (decrease) in net assets resulting from operations	2,108,652

Distributions to Shareholders	(625,741)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	65,163,506

Total increase (decrease) in net assets	66,646,417
Net Assets:
Beginning of period	100,000

End of period	$66,746,417

[a]	Commencement of investment operations.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

For the Period March 1, 2019[a] through October 31, 2019
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.35
Net realized and unrealized gain (loss)	0.71

Total from investment operations	1.06

Less dividends to shareholders from:

Net investment income	(0.32)

Total dividends to shareholders	(0.32)

Net increase (decrease) in net asset value	0.74

Net asset value, end of period	$10.74

Total return	10.77%[c]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$ 66.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.13%[e]

Expenses (net of expense reduction)[d]	0.00%[e]

Net investment income (loss) (before expense reduction)	3.93%[e]

Net investment income (loss) (net of expense reduction)	5.06%[e]

Portfolio turnover rate	25%[c]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Not annualized.
[d]	The Fund’s expenses have been contractually capped at 0.00%. See Note 2 in notes to financial statements.
[e]	Ratios for periods less than one year are annualized. Certain professional and shareholder reporting expenses incurred by the Fund are not annualized for periods less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 16, 2018 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund had no assets until January 8, 2019 when it sold 10,000 shares for $100,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). Investment operations commenced on March 1, 2019. Shares of the Fund are only offered to participants in separately managed account (SMA) programs and to certain non-program SMA clients that have an agreement with the investment advisor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$1,567,327	$1,567,327	$—	$—
Preferred Securities—$25 Par Value:
Banks	1,724,017	1,141,117	582,900	—
Other Industries	3,879,917	3,879,917	—	—
Preferred Securities— Capital Securities	54,916,955	—	54,916,955	—
Corporate Bonds	1,925,354	—	1,925,354	—
Short-Term Investments	5,436,639	—	5,436,639	—

Total Investments in Securities[a]	$69,450,209	$6,588,361	$62,861,848	$—

Forward Foreign Currency Exchange Contracts	$2,681	$—	$2,681	$—

Total Derivative Assets[a]	$2,681	$—	$2,681	$—

Forward Foreign Currency Exchange Contracts	$(74,129)	$—	$(74,129)	$—

Total Derivative Liabilities[a]	$(74,129)	$—	$(74,129)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of October 31, 2019, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For its services under the investment advisory agreement, the investment advisor receives no investment advisory or other fees from the Fund. This arrangement recognizes that shares of the Fund are only offered to participants in SMA programs (each, a Program Participant) who pay fees to program sponsors (each, a Sponsor) for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution, and to certain non-program SMA clients of the investment advisor. When a Program Participant, alone or with his or her Sponsor, elects to allocate assets in an SMA to an investment strategy managed or advised by the investment advisor, the investment advisor typically receives a fee from the Sponsor for providing such advisory services to the SMA, including with respect to assets that may be invested in the Fund. In certain cases, a Program Participant will pay a fee for investment advice directly to the investment advisor in its capacity as advisor to the Program Participant’s SMA. Similarly, non-program SMA clients will pay fees directly to the investment advisor.

The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be terminated by agreement of the Fund’s Board of Directors and the investment advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the period March 1, 2019 (commencement of investment operations) through October 31, 2019, fees waived and/or expenses reimbursed totaled $167,797.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund. For its services under the administration agreement, the investment advisor receives no fees from the Fund. The Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $138 for the period from March 1, 2019 (commencement of investment operations) through October 31, 2019.

Other: As of October 31, 2019, the investment advisor and/or affiliated persons of the investment advisor owned 8.1% of the Fund’s outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to shareholders for approval, including changes to the Fund’s fundamental policies or terms of the investment advisory agreement with the investment advisor.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period March 1, 2019 (commencement of investment operations) through October 31, 2019, totaled $68,302,451 and $5,527,788, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at October 31, 2019 and the effect of derivatives held during the period March 1, 2019 (commencement of investment operations) through October 31, 2019, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts[a]	Unrealized appreciation	$2,681	Unrealized depreciation	$74,129

[a]	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$60,286	$(71,448)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the period March 1, 2019 (commencement of investment operations) through October 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,428,554

Note 5. Income Tax Information

The tax character of dividends paid was as follows:

For the Period March 1, 2019[a] through October 31, 2019
Ordinary income	$625,741

[a]	Commencement of investment operations.

As of October 31, 2019, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$67,662,694

Gross unrealized appreciation on investments	$1,826,349
Gross unrealized depreciation on investments	(33,759)

Net unrealized appreciation (depreciation) on investments	$1,792,590

Undistributed ordinary income	$353,401

As of October 31, 2019, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, timing of distributions paid and permanent book/tax differences primarily attributable to certain fixed income securities. To reflect reclassifications arising from the

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

permanent differences, paid-in capital was charged $446,144 and total distributable earnings/(accumulated loss) was credited $446,144. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 100 million shares of capital stock, at a par value of $0.001 per share. The Fund’s Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Period March 1, 2019[a] through October 31, 2019
	Shares	Amount
Sold	6,763,822	$71,195,216
Redeemed	(561,069)	(6,031,710)

Net increase (decrease)	6,202,753	$65,163,506

[a]	Commencement of investment operations.

Note 7. Other Risks

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies.

Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

On March 29, 2017, the United Kingdom (UK) formally notified the European Council of its intention to leave the EU and commenced the formal process of withdrawing from the EU (referred to as Brexit). Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC’s final rules and amendments that modernize reporting and disclosure and require the implementation of a Liquidity Risk Management Program, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

This is not a complete list of the risks that may affect the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Guidance

In August 2018, the Financial Accounting Standards Board (FASB) issued a new Accounting Standards Update (ASU) No. 2018-13, “Fair Value Measurement (Topic 820), Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments to ASU 2018-13 are intended to improve the effectiveness of disclosures in the notes to financial statements through modifications to disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Fund has adopted the amended disclosures permissible under the update. The adoption had no effect on the Fund’s net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after October 31, 2019 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the “Fund”) as of October 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 1, 2019 (commencement of operations) through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period March 1, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 20, 2019

We have served as the auditor of one or more investment companies in the Cohen & Steers family of mutual funds since 1991.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

TAX INFORMATION—2019

For the calendar year ended October 31, 2019, for individual taxpayers, the Fund designates $424,879 as qualified dividend income eligible for reduced tax rates. In addition, for corporate taxpayers, 15.06% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. Previously, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which has now been rescinded. Both the Fund’s Form N-Q and Form N-PORT are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund’s net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF ADVISORY AGREEMENT

At the organizational meeting of the Board of Directors of the Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund), held on December 4, 2018, the Board of Directors of the Fund considered whether to approve the appointment of Cohen & Steers Capital Management, Inc. (the Advisor) as the Fund’s investment advisor pursuant to an investment advisory agreement between the Fund and the Advisor (the Advisory Agreement). The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s proposed Advisory Agreement, or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s proposed Advisory Agreement for its initial term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and in executive session.

In considering whether to approve the Advisory Agreement, the Board of Directors took into account the materials provided by the Advisor and Fund counsel which included, among other things, a presentation by the investment advisory personnel from the Advisor summarizing the proposal to appoint the Advisor, a draft of the proposed Advisory Agreement and related expense limitation agreement, and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. In addition, the Board of Directors considered information regarding the Fund provided at a special meeting of the Board of Directors held on November 15, 2018 and other information provided from time

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

to time by the Advisor throughout the year at meetings of the Board of Directors for the other funds it oversees, including presentations by portfolio managers relating to the investment performance of other funds or accounts with similar investment strategies to the Fund’s proposed principal investment strategies. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Advisor: The Board of Directors reviewed the proposed services that the Advisor would provide to the Fund, including, but not limited to, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors discussed with representatives of the Advisor the type of investments that would be made on behalf of the Fund. The Board of Directors also considered the Advisor’s investment philosophy with respect to, and the investment outlook for, the Fund. Additionally, the Board of Directors considered the services provided by the Advisor to other registered funds advised by the Advisor and overseen by the Board of Directors.

In addition, the Board of Directors considered the education, background and experience of the Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors noted further the Advisor’s ability to attract qualified and experienced personnel. After consideration of the above factors, among others, the Board of Directors concluded that the nature and extent of the services to be provided by the Advisor are appropriate and supported the approval of the Advisory Agreement.

(ii) Investment performance of the Fund and the Advisor: Because the Fund is newly formed, the Board of Directors did not consider the investment performance of the Fund. As mentioned above, the Board of Directors took into account the investment performance of other funds and accounts with similar investment strategies to the Fund’s proposed principal investment strategies and found that the Advisor had the necessary expertise to manage the Fund. The Board of Directors determined that the Advisor would be an appropriate investment advisor for the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund: The Board of Directors considered that the Advisor would not charge a fee to the Fund for providing advisory services and, therefore, the cost of advisory services would neither be a direct shareholder expense nor a direct influence on the Fund’s total expense ratio. The Board of Directors also considered that the Advisor proposed entering into a contractual expense limitation agreement whereby the Advisor would reimburse the Fund’s operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors). The Board of Directors also noted that shares of the Fund are only offered to participants in separately managed account (SMA) programs and to certain non-program SMA clients that have an agreement with the Advisor. The Board of Directors took into account that while the Advisor would not collect an advisory fee from the Fund, the Advisor would receive a fee from the SMA program, the SMA program participant or the non-program SMA in respect of their investment in the Fund.

Because the Fund had not commenced operations and the Advisor had not yet received any fees, the Board of Directors did not consider the profitability of the Advisor. The Board of Directors also took into consideration other benefits to be derived by the Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Advisor would be eligible to receive by allocating the Fund’s brokerage transactions. The Board of Directors also considered the services to be received by the Advisor under the Fund’s proposed administration agreement, and noted that the

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Advisor would not receive a fee under the proposed administration agreement. In light of the considerations above, the Board of Directors concluded that the proposed cost of advisory services to be provided to the Fund was acceptable and supported the approval of the Advisory Agreement.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund’s asset size and determined that there were no significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors considered, as discussed above in (iii), that the Fund would not be paying the Advisor an advisory fee under the proposed Advisory Agreement and the Advisor would be reimbursing expenses under the proposed expense limitation agreement.

(v) Comparison of services to be rendered and fees to be paid to those under other advisory contracts: As discussed above in (i) and (iii), the Board of Directors considered both the services to be rendered and the fact that fees would not be paid under the Advisory Agreement and took into account that the Advisor would be reimbursing expenses under the proposed expense limitation agreement. The Board also took into account the fact that the Advisor would receive fees from the SMA participants or other clients invested in the Fund. The Board of Directors also considered the fees paid to the Advisor by other registered funds overseen by the Board of Directors and the fees paid by other open-end registered funds to their investment advisers.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its investment advisor, administrator, co-administrator, custodian and transfer agent. The management of the Fund’s day-today operations is delegated to its officers, the investment advisor, administrator and co-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors.

The Board of Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. The statement of additional information (SAI) includes additional information about fund directors and is available, without charge, upon request by calling 800-330-7348.

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]

Interested Directors[4]

Robert H. Steers 1953	Director, Chairman	Until Next Election of Directors	Chief Executive Officer of Cohen & Steers Capital Management, Inc. (CSCM or the Advisor) and its parent, Cohen & Steers, Inc. (CNS) since 2014. Prior to that, Co- Chairman and Co-Chief Executive Officer of the Advisor since 2003 and CNS since 2004. Prior to that, Chairman of the Advisor; Vice President of Cohen & Steers Securities, LLC.	21	Since 1991

Joseph M. Harvey 1963	Director	Until Next Election of Directors	President of the Advisor (since 2003) and President of CNS (since 2004). Prior to that, Senior Vice President and Director of Investment Research of CSCM.	21	Since 2014

(table continued on next page)

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(table continued from previous page)

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]

Disinterested Directors

Michael G. Clark 1965	Director	Until Next Election of Directors	From 2006 to 2011, President and Chief Executive Officer of DWS Funds and Managing Director of Deutsche Asset Management.	21	Since 2011

George Grossman 1953	Director	Until Next Election of Directors	Attorney-at-law.	21	Since 1993

Dean A. Junkans 1959	Director	Until Next Election of Directors	C.F.A.; Advisor to SigFig since July, 2018; Adjunct Professor and Executive-In-Residence, Bethel University Since 2015; Chief Investment Officer at Wells Fargo Private Bank from 2004 to 2014 and Chief Investment Officer of the Wealth, Brokerage and Retirement group at Wells Fargo & Company from 2011 to 2014; Former member and Chair, Claritas Advisory Committee at the CFA Institute from 2013 to 2015; Board Member and Investment Committee member, Bethel University Foundation since 2010; formerly Corporate Executive Board Member of the National Chief Investment Officers Circle, 2010 to 2015; formerly, Member of the Board of Governors of the University of Wisconsin Foundation, River Falls, 1996 to 2004; U.S. Army Veteran, Gulf War.	21	Since 2015

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Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Gerald J. Maginnis 1955	Director	Until Next Election of Directors	Philadelphia Office Managing Partner, KPMG LLP from 2006 to 2015; Partner in Charge, KPMG Pennsylvania Audit Practice from 2002 to 2008; President, Pennsylvania Institute of Certified Public Accountants (PICPA) from 2014 to 2015; member, PICPA Board of Directors from 2012 to 2016; member, Council of the American Institute of Certified Public Accountants (AICPA) from 2013 to 2017; member, Board of Trustees of AICPA Foundation since 2015.	21	Since 2015

Jane F. Magpiong 1960	Director	Until Next Election of Directors	President, Untap Potential since 2013; Senior Managing Director, TIAA-CREF, from 2011 to 2013; National Head of Wealth Management, TIAA- CREF, from 2008 to 2011; and prior to that, President, Bank of America Private Bank from 2005 to 2008.	21	Since 2015

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(table continued from previous page)

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Daphne L. Richards 1966	Director	Until Next Election of Directors	Independent Director of Cartica Management, LLC since 2015; Member of the Investment Committee of the Berkshire Taconic Community Foundation since 2015; Member of the Advisory Board of Northeast Dutchess Fund since 2016; President and CIO of Ledge Harbor Management since 2016; Formerly, worked at Bessemer Trust Company from 1999 to 2014; Prior thereto, Ms. Richards held investment positions at Frank Russell Company from 1996 to 1999. Union Bank of Switzerland from 1993 to 1996; Credit Suisse from 1990 to 1993; and Hambros International Venture Capital Fund from 1988 to 1989.	21	Since 2017

C. Edward Ward, Jr 1946	Director	Until Next Election of Directors	Member of The Board of Trustees of Manhattan College, Riverdale,New York from 2004 to 2014. Formerly, Director of closed-end fund management for the NYSE where he worked from 1979 to 2004.	21	Since 2004

[1]	The address for each director is 280 Park Avenue, New York, NY 10017.
[2]	On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.
[3]	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers fund complex.
[4]	“Interested person” as defined in the 1940 Act, of the Fund because of affiliation with CSCM (Interested Directors).

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

The officers of the Fund (other than Messrs. Steers and Harvey, whose biographies are provided above), their address, their year of birth and their principal occupations for at least the past five years are set forth below.

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Principal Occupation During At Least the Past 5 Years	Length of Time Served[2]

Adam M. Derechin 1964	President and Chief Executive Officer	Chief Operating Officer of CSCM since 2003 and CNS since 2004.	Since 2005

James Giallanza 1966	Chief Financial Officer	Executive Vice President of CSCM since 2014. Prior to that, Senior Vice President of CSCM since 2006.	Since 2006

Lisa D. Phelan 1968	Chief Compliance Officer	Executive Vice President of CSCM since 2015 and prior to that, Senior Vice President of CSCM since 2008. Chief Compliance Officer of CSCM, the Cohen & Steers funds, Cohen & Steers Asia Limited and CSSL since 2007, 2006, 2005 and 2004, respectively.	Since 2006

Dana A. DeVivo 1981	Secretary and Chief Legal Officer	Senior Vice President of CSCM since 2019. Prior to that, Vice President of CSCM since 2013.	Since 2015

Albert Laskaj 1977	Treasurer	Senior Vice President of CSCM since 2019. Prior to that, Vice President of CSCM since 2015. Prior to that, Director of Legg Mason & Co. since 2013.	Since 2015

William F. Scapell 1968	Vice President	Executive Vice President of CSCM since 2014. Prior to that, Senior Vice President of CSCM since 2003.	Since 2003

Elaine Zaharis-Nikas 1973	Vice President	Senior Vice President of CSCM since 2014. Prior to that, Vice President of CSCM since 2005.	Since 2015

[1]	The address of each officer is 280 Park Avenue, New York, NY 10017.
[2]

Officers serve one-year terms. The length of time served represents the year in which the officer was first elected as an officer of any fund in the Cohen & Steers fund complex. All of the officers listed above are officers of one or more of the other funds in the complex.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

James Giallanza

Chief Financial Officer

Lisa D. Phelan

Chief Compliance Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Albert Laskaj

Treasurer

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	PISHX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Cohen & Steers

Preferred

Securities and

Income SMA

Shares, Inc.

Annual Report October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your program sponsor or, by signing up at www.cohenandsteers.com.

You may elect to receive all future reports in paper, free of charge, at any time. If you are a participant in a separately managed account program, you can contact your program sponsor or, you can call (800) 330-7348 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

PISHXAR

Item 2.	Code of Ethics.

The Registrant has adopted an Amended and Restated Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The Registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. A current copy of the Code of Ethics is available on the Registrant’s website at https://www.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_of_the_Funds.pdf. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 280 Park Avenue, 10th floor, New York, NY 10017.

Item 3.	Audit Committee Financial Expert.

The Registrant’s board has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The registrant’s board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. Each of Messrs. Clark and Maginnis is a member of the board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) – (d) The Fund commenced operations on March 1, 2019. Aggregate fees billed to the registrant for the fiscal years ended October 31, 2019 and October 31, 2018 for professional services rendered by the registrant’s principal accountant were as follows:

	2019	2018
Audit Fees	$43,690	$8,500
Audit-Related Fees	$0	$0
Tax Fees	$5,940	$0
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the preparation and review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the registrant’s principal accountant for the registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant, if the engagement for services relates directly to the operations and financial reporting of the registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The Fund commenced operations on March 1, 2019. For the fiscal years ended October 31, 2019 and October 31, 2018, the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and for non-audit services rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant were:

	2019	2018
Registrant	$5,940	$0
Investment Advisor	$0	$0

(h) The registrant’s audit committee considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1 above.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

By:	/s/ Adam M. Derechin

Name:	Adam M. Derechin
Title:	Principal Executive Officer
(President and Chief Executive Officer)

Date:	December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin

Name:	Adam M. Derechin
Title:	Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ James Giallanza

Name:	James Giallanza
Title:	Principal Financial Officer
(Chief Financial Officer)

Date:	December 27, 2019